Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 property		Dec. 31, 2012 property
Mortgage Loans on Real Estate [Line Items]
Secured Debt	$ 1,301,114,000		$ 265,118,000
Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Encumbered Properties	177		164
Secured Debt	1,258,661,000		265,118,000
Debt, Weighted Average Interest Rate	3.42%	[1]	4.28%	[1]
Debt, Weighted Average Maturity Term	3 years 4 months 28 days	[2]	5 years 6 months 3 days	[2]
CapLease [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages assumed	45,200,000
Unamortized discount	$ 42,500,000
Minimum [Member] | Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Effective interest rate	1.83%		3.32%
Maximum [Member] | Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Effective interest rate	6.28%		6.13%

[1]	Mortgage notes payable have fixed rates or are fixed by way of interest rate swap arrangements. Effective interest rates range from 1.83% to 6.28% at December 31, 2013 and 3.32% to 6.13% at December 31, 2012.
[2]	Weighted-average remaining years until maturity as of December 31, 2013 and 2012, respectively.